Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	739,265,441.55	35,428
Yield Supplement Overcollateralization Amount 04/30/23	67,297,794.52	0
Receivables Balance 04/30/23	806,563,236.07	35,428
Principal Payments	31,293,853.99	704
Defaulted Receivables	878,633.45	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	63,718,764.45	0
Pool Balance at 05/31/23	710,671,984.18	34,693

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.93%
Prepayment ABS Speed	1.69%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	7,648,974.11	281
Past Due 61-90 days	2,123,592.15	75
Past Due 91-120 days	419,753.89	17
Past Due 121+ days	0.00	0
Total	10,192,320.15	373

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	688,651.09
Aggregate Net Losses/(Gains) - May 2023	189,982.36
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.28%
Prior Net Losses/(Gains) Ratio	0.28%
Second Prior Net Losses/(Gains) Ratio	0.68%
Third Prior Net Losses/(Gains) Ratio	0.45%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	6,396,047.86
Actual Overcollateralization	6,396,047.86
Weighted Average Contract Rate	4.41%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	52.62

Flow of Funds	$ Amount
Collections	34,987,402.01
Investment Earnings on Cash Accounts	25,595.03
Servicing Fee	(672,136.03)
Transfer to Collection Account	-
Available Funds	34,340,861.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,116,970.46
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	6,810,068.40
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,396,047.86
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,728,980.79

Total Distributions of Available Funds	34,340,861.01

Servicing Fee	672,136.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	732,612,052.58
Principal Paid	28,336,116.26
Note Balance @ 06/15/23	704,275,936.32

Class A-1
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-2
Note Balance @ 05/15/23	335,532,052.58
Principal Paid	28,336,116.26
Note Balance @ 06/15/23	307,195,936.32
Note Factor @ 06/15/23	75.9070759%

Class A-3
Note Balance @ 05/15/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	252,900,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-4
Note Balance @ 05/15/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	98,700,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	30,350,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	15,130,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,275,763.96
Total Principal Paid	28,336,116.26
Total Paid	30,611,880.22

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	1,042,945.46
Principal Paid	28,336,116.26
Total Paid to A-2 Holders	29,379,061.72

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2492676
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0062032
Total Distribution Amount	30.2554708

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.5770829
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.0175840
Total A-2 Distribution Amount	72.5946669

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	240.33
Noteholders' Third Priority Principal Distributable Amount	533.95
Noteholders' Principal Distributable Amount	225.72

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	5,058,901.50
Investment Earnings	21,344.96
Investment Earnings Paid	(21,344.96)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,734,009.52	$4,127,179.85	$4,794,144.83
Number of Extensions	160	132	150
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.49%	0.55%